Long-Term Debt - Disclosure of Interest Outstanding on the Long Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Long Term Debt [Line Items]
Interest Expense Related To Commitment, Participation, And Fronting Fees	$ 4,900	$ 4,000
Interest	248,705	181,824
Interest Accretion	25,259	168,444
Total Interest	$ 273,964	350,268
Loss on debt extinguishment		$ 147,000
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	6.63%	6.54%
Interest	$ 142,509	$ 75,988
Interest Accretion	20,336	7,799
Total Interest	$ 162,845	$ 83,787
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	4.26%	4.26%
Interest	$ 36,196	$ 17,792
Interest Accretion	2,898	1,365
Total Interest	$ 39,094	$ 19,157
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	7.48%	7.47%
Interest	$ 70,000	$ 33,250
Interest Accretion	2,025	1,000
Total Interest	$ 72,025	$ 34,250
Previous USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate		6.07%
Interest		$ 42,885
Interest Accretion		112,135
Total Interest		$ 155,020
Previous EUR first lien term loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate		3.87%
Interest		$ 9,693
Interest Accretion		41,502
Total Interest		$ 51,195
USD second lien term loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate		13.78%
Interest		$ 2,216
Interest Accretion		4,643
Total Interest		$ 6,859